BNY Mellon Funds Trust
BNY Mellon Asset Allocation Fund ("Fund")

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 9, 2020 (SEC Accession No. 0001111565-20-000051).